Expense Example	Apr. 29, 2025 USD ($)
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,423
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,199
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,464
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,154
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,293
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,119